General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of General And Administrative Expense [Abstract]
Schedule of general and administrative expenses

	December 31	December 31	December 31
	2019	2018	2017
	$	$	$
Professional, director and consulting fees	4,304,748	7,287,630	2,301,067
Corporate communications and media	1,448,091	2,377,219	1,026,299
Wages and benefits	5,479,642	2,297,988	854,430
Office and general	2,482,988	1,477,764	522,485
Travel and accommodations	543,708	552,897	366,166
Total	14,259,177	13,993,498	5,070,447